11. INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Benefit at US federal statutory rate	$ (2,692,436)	$ (2,116,237)
State taxes - deferred	(395,946)	(373,454)
Beneficial conversion feature	0	189,182
Increase in valuation allowance, inclusive of true-ups	3,088,382	2,397,522
Research and development credits	0	(97,013)
Sale of state net operating loss	(617,615)	(320,765)
Benefit for income taxes	(617,615)	(320,765)
Deferred tax assets:
Federal and state net operating loss carryforwards	11,602,301	10,267,000
Federal and state research credits	1,938,664	1,890,966
Total gross deferred tax assets	13,540,965	12,157,966
Less: valuation allowance for deferred tax assets	(13,540,965)	(12,157,966)
Net deferred tax assets	$ 0	$ 0